Note 2 - Cost of sales (Tables)	12 Months Ended
Dec. 31, 2025
Note 2 - Cost of sales
Disclosure of Detailed Information About Cost of Sales [text block]
	Year ended December 31,
	2025	2024	2023
Inventories at the beginning of the year	3,709,942	3,921,097	3,986,929
Changes in inventories due to business combinations (*)	-	52,792	107,588
Decrease in inventory due to deconsolidation of subsidiaries (**)	(43)	-	-
Plus: Charges of the year
Raw materials, energy, consumables and other	4,425,441	4,638,681	5,277,507
Services and fees	367,532	408,478	437,804
Labor cost	1,411,608	1,454,924	1,403,546
Depreciation of property, plant and equipment	476,215	483,535	424,373
Amortization of intangible assets	13,602	12,193	11,582
Depreciation of right-of-use assets	37,844	34,332	30,352
Maintenance expenses	338,042	443,498	408,410
Allowance for obsolescence	53,700	41,240	13,581
Taxes	417,380	124,500	272,120
Other	211,539	230,161	216,220
	7,752,860	7,924,334	8,603,083
Less: Inventories at the end of the year	(3,602,058)	(3,709,942)	(3,921,097)
	7,860,744	8,135,489	8,668,915

(*)	For the year 2023, related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions.
For the year 2024, related to Mattr’s pipe coating business unit acquisition.
(**)	For the year 2025, related to the deconsolidation of Amaja Tubular Services Limited.